Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 25,411	$ 27,834
Ending Balance	34,225	25,411
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	37,046	36,356
Acquisitions (Note 5)	13,380
Additions	2,515	811
Transfers to Liabilities Related to Assets Held for Sale (Note 16)		47
Change in Decommissioning Liabilities	2	(6)
Exchange Rate Movements and Other	(136)	(159)
Divestitures	(630)	(3)
Transfers to Assets Held for Sale (Note 16)	(1,276)
Ending Balance	50,901	37,046
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(11,635)	(8,522)
Depreciation, Depletion and Amortization	3,999	2,223
Impairment Charges (Note 10) (3)	1,931	1,005
Impairment Reversals (Note 10)	(378)
Exchange Rate Movements and Other	(20)	(115)
Divestitures	377
Transfers to Assets Held for Sale (Note 16)	(114)
Ending Balance	(16,676)	(11,635)
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,506	23,357
Ending Balance	27,531	21,506
Oil and Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,867	29,365
Acquisitions (Note 5)	8,633
Additions	1,368	475
Transfers to Liabilities Related to Assets Held for Sale (Note 16)		47
Change in Decommissioning Liabilities	(63)	(11)
Exchange Rate Movements and Other	22	(6)
Divestitures	(630)	(3)
Transfers to Assets Held for Sale (Note 16)	(754)
Ending Balance	38,443	29,867
Oil and Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,361)	(6,008)
Depreciation, Depletion and Amortization	3,335	1,820
Impairment Charges (Note 10) (3)	0	555
Impairment Reversals (Note 10)	(378)
Exchange Rate Movements and Other	61	(22)
Divestitures	377
Transfers to Assets Held for Sale (Note 16)	(90)
Ending Balance	(10,912)	(8,361)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	176	150
Ending Balance	175	176
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	218	183
Acquisitions (Note 5)	0
Additions	9	33
Transfers to Liabilities Related to Assets Held for Sale (Note 16)		0
Change in Decommissioning Liabilities	1	2
Exchange Rate Movements and Other	0	0
Divestitures	0	0
Transfers to Assets Held for Sale (Note 16)	0
Ending Balance	228	218
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(42)	(33)
Depreciation, Depletion and Amortization	10	9
Impairment Charges (Note 10) (3)	0	0
Impairment Reversals (Note 10)	0
Exchange Rate Movements and Other	1	0
Divestitures	0
Transfers to Assets Held for Sale (Note 16)	0
Ending Balance	(53)	(42)
Manufacturing Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,476	3,981
Ending Balance	5,923	3,476
Manufacturing Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,671	5,577
Acquisitions (Note 5)	3,901
Additions	1,023	243
Transfers to Liabilities Related to Assets Held for Sale (Note 16)		0
Change in Decommissioning Liabilities	40	3
Exchange Rate Movements and Other	(140)	(152)
Divestitures	0	0
Transfers to Assets Held for Sale (Note 16)	0
Ending Balance	10,495	5,671
Manufacturing Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,195)	(1,596)
Depreciation, Depletion and Amortization	526	242
Impairment Charges (Note 10) (3)	1,931	450
Impairment Reversals (Note 10)	0
Exchange Rate Movements and Other	(80)	(93)
Divestitures	0
Transfers to Assets Held for Sale (Note 16)	0
Ending Balance	(4,572)	(2,195)
Retail and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	253	346
Ending Balance	596	253
Retail and other | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,290	1,231
Acquisitions (Note 5)	846
Additions	115	60
Transfers to Liabilities Related to Assets Held for Sale (Note 16)		0
Change in Decommissioning Liabilities	24	0
Exchange Rate Movements and Other	(18)	(1)
Divestitures	0	0
Transfers to Assets Held for Sale (Note 16)	(522)
Ending Balance	1,735	1,290
Retail and other | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,037)	(885)
Depreciation, Depletion and Amortization	128	152
Impairment Charges (Note 10) (3)	0	0
Impairment Reversals (Note 10)	0
Exchange Rate Movements and Other	(2)	0
Divestitures	0
Transfers to Assets Held for Sale (Note 16)	(24)
Ending Balance	$ (1,139)	$ (1,037)